FAIR VALUE MEASUREMENT (Details) (Fair value measurements recurring, USD $)	Dec. 31, 2012	Dec. 31, 2011
Total Fair Value and Carrying Value on the Balance Sheet
Liabilities:
Net assets	$ 1,456,374	$ 1,638,709
Total Fair Value and Carrying Value on the Balance Sheet | Foreign exchange forward contracts
Assets:
Foreign exchange forward contracts	1,639,337	2,910,301
Liabilities:
Foreign exchange forward contracts	(182,963)	(1,271,592)
Significant Other Observable Inputs (Level 2)
Liabilities:
Net assets	1,456,374	1,638,709
Significant Other Observable Inputs (Level 2) | Foreign exchange forward contracts
Assets:
Foreign exchange forward contracts	1,639,337	2,910,301
Liabilities:
Foreign exchange forward contracts	$ (182,963)	$ (1,271,592)